Share Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrants Outstanding

The following table summarizes the warrants outstanding that remain outstanding as of March 31, 2026:

Expiration Date	Outstanding	Exercise Price
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
August 14, 2027	8,603,800	$0.22
March 19, 2028	8,152,200	$0.22
November 30, 2028	60,155,339	$0.22
February 26, 2031	5,687,500	$0.22
Total warrants outstanding	118,552,408

The following table summarizes the warrants outstanding that remain outstanding as December 31, 2025:

Expiration Date	Outstanding	Exercise Price
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
August 14, 2027	8,603,800	$0.22
May 24, 2028	5,687,500	$0.59
November 30, 2028	60,155,339	$0.22
Total warrants outstanding	110,400,208

Schedule of Stock Option Activity

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2024	13,815,048	$0.39	4.21	$930,439
Granted	579,744	$0.19	9.06	$10,246
Exercised	(302,666)	$0.15	4.09	$18,160
Forfeited	(2,050,066)	$0.15	4.15	$62,440
Balance as of December 31, 2025	12,042,060	$0.38	3.35	$446,020
Granted	1,035,000	$0.20	9.90	$46,575
Balance as of March 31, 2026	13,077,060	$0.37	3.40	$690,905

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	4.46	$125,997
Granted	6,180,833	$0.16	3.86	$671,375
Forfeited	(5,845,659)	$0.96	4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	4.21	$930,439
Granted	579,744	$0.19	9.06	$10,246
Exercised	(302,666)	$0.15	4.09	$18,160
Forfeited	(2,050,066)	$0.15	4.15	$62,440
Balance as of December 31, 2025	12,042,060	$0.38	3.35	$446,020

2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Black-Scholes Option Pricing Model Assumptions

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the three months ended March 31, 2026 and year ended December 31, 2025, using the following range of assumptions:

	March 31, 2026	December 31, 2025

Expected stock price volatility	156.19%	156.11% - 239.57%
Risk-free annual interest rate	3.71%	4.11% - 5.23%
Expected life (years)	6.5	1.5 – 9.8
Expected annual dividend yield	0.00%	0.00%

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the years ended December 31, 2025 and 2024, using the following range of assumptions:

	December 31, 2025	December 31, 2024

Expected stock price volatility	156.11% - 239.57%	156.11% - 239.57%
Risk-free annual interest rate	4.11% - 5.23%	4.11% - 5.23%
Expected life (years)	1.5 – 9.8	1.5 – 6.5
Expected annual dividend yield	0.00%	0.00%

Schedule of Options Remain Outstanding

The following table summarizes the stock options that remain outstanding as of March 31, 2026:

Exercise Price (CAD$)	Date	Outstanding	Exercisable	Vesting Condition
$0.25	October 2026	300,000	141,667	One year vesting
$0.25	November 2026	300,000	300,000	One year vesting
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	2,560,083	2,560,083	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.15	October 2029	60,000	60,000	One year vesting
$0.15	November 2029	1,985,000	1,985,000	One year vesting
$0.15	November 2029	1,957,500	1,957,500	One year vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	66,667	One year vesting
$0.15	July 2034	200,000	111,111	Three year vesting
$0.20	January 2035	443,077	443,077	One year vesting
$0.25	February 2035	1,035,000	28,750	Three year vesting
		13,077,060	11,823,588

The following table summarizes the stock options that remain outstanding as of December 31, 2025:

Exercise Price (CAD$)	Date	Outstanding	Exercisable	Vesting Condition
$0.25	October 2026	300,000	116,667	One year vesting
$0.25	November 2026	300,000	300,000	One year vesting
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	2,560,083	2,560,083	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.15	October 2029	60,000	45,000	One year vesting
$0.15	November 2029	1,985,000	1,985,000	One year vesting
$0.15	November 2029	1,957,500	1,957,500	One year vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	66,667	One year vesting
$0.15	July 2034	200,000	94,444	Three year vesting
$0.20	January 2035	443,077	406,154	One year vesting
		12,042,060	11,701,248

Restricted Share Unit Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Black-Scholes Option Pricing Model Assumptions

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

	December 31, 2025	December 31, 2024

Expected stock price volatility	168.89% - 203.71%	175.40% -190.53%
Risk-free annual interest rate	3.54% - 3.68%	4.10% - 4.20%
Expected life (years)	3.5- 5.5	2.5 – 3.0
Expected annual dividend yield	0.00%	0.00%

Schedule of Restricted Share Unit Activity

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance as of December 31, 2024	7,192,586	$0.17	4.73
Granted	26,084,258	$0.20	4.96
Exercised	(7,185,206)	$0.15	3.87
Forfeited	(7,380)	$0.15	3.87
Balance as of December 31, 2025	26,084,258	$0.20	4.96
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Balance as of March 31, 2026	26,084,258	$0.20	4.71

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance as of December 31, 2023	253,333	$0.71	4.46
Granted	6,939,253	$0.15	4.79
Forfeited	-	$-	-
Balance as of December 31, 2024	7,192,586	$0.17	4.73
Granted	26,084,258	$0.20	4.96
Exercised	(7,185,206)	$0.15	3.87
Forfeited	(7,380)	$0.15	3.87
Balance as of December 31, 2025	26,084,258	$0.20	4.96